CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax on share of income of equity method investees	¥ 0	¥ 0	¥ 0
Tax on foreign currency translation	0	0	0
Fulfillment expenses
Shipping and handling expenses	¥ 5,822,804	¥ 5,822,405	¥ 5,837,096